Note 14 - Long Term Debt and Financial Instruments Carried at Fair Value - Schedule Of Long-term Debt and Financial Instruments Maturities (Details) € in Thousands	Dec. 31, 2016 EUR (€)
2017	€ 855
2018	3,467
2019	117
2020	83
2021
Total	€ 4,520